Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

February 27, 2014

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Form N-14 for Eaton Vance Municipals Trust (the “Registrant”)

Pre-Effective Amendment No. 1

(1933 Act File No. 333-193566)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith for filing on behalf of Eaton Vance National Municipal Income Fund (the “National Fund”), a series of the Registrant, pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rule 488 thereunder, (2) the General Instructions to Form N-14, and (3) Regulation S-T, is Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14, which was filed with the United States Securities and Exchange Commission (the “SEC”) on January 27, 2014 (the “Registration Statement”).  The Amendment relates to four separate proposed  reorganizations by and among (i) the National Fund and Eaton Vance Alabama Municipal Income Fund (“Alabama Fund”), (ii) the National Fund and Eaton Vance Arkansas Municipal Income Fund (“Arkansas Fund”), (iii) the National Fund and Eaton Vance Kentucky Municipal Income Fund (“Kentucky Fund”) and (iv) the National Fund and Eaton Vance Tennessee Municipal Income Fund (“Tennessee Fund” and collectively with the Alabama Fund, Arkansas Fund and Kentucky Fund, the “Acquired Funds” and collectively with the National Fund, the “Funds”).  Each Fund is a series of the Registrant.

The Amendment is being filed to respond to oral comments made by Valerie Lithotomos, with the SEC, with respect to the Registration Statement, to Tim Walsh on February 12, 2014.  The comments and the responses thereto are as follows:

Summary

1.

Comment:  Add disclosure to the first page of the proxy statement that each Reorganization involving the Acquired Funds will occur independent of the other.

Response:  Disclosure has been added as requested.

2.

Comment:  List the Reorganizations for each Acquired Fund separately from the other in the response letter.

Response:  The four separate Reorganizations are listed above.

3.

Comment:  Add disclosure to “Summary – Proposed Transaction ” indicating that shareholders of the Acquired Funds may redeem from such Acquired Fund prior to the reorganization to maintain the tax treatment described in each Acquired Fund’s investment objective.

Response:  Disclosure has been added as requested.

4.

Comment:  Add disclosure to “Summary – Proposed Transaction” indicating that shareholders of each Acquired Fund may only vote on the proposal specific to the Acquired Fund in which such shareholder invests.

Response:  Disclosure has been added as requested.

5.

Comment:  Add disclosure to the “Summary – Objectives, Restrictions and Policies” regarding the distinction between the Acquired Funds and the National Fund policies with respect to investment in investment grade obligations.

Response: Disclosure has been added as requested.

6.

Comment:  Add disclosure to “Summary – Objectives, Restrictions and Policies” indicating that the Acquired Funds and the National Fund differ with respect to the Acquired Funds’ policies to avoid tax in the Acquired Fund’s particular state.

Response:  Disclosure has been added as requested.

7.

Comment:  Confirm in the response letter that if the reorganization is determined to be taxable, it will not be completed and include a form-of tax opinion with the next filing.

Response: The Reorganizations are expected to qualify as tax-free transactions under Section 368(a) of the Internal Revenue Code, which is expected to be confirmed by the legal opinion of K&L Gates LLP at the closing of the Reorganization.

8.

Comment:  Clarify that footnote 2 to the Annual Fund Operating Expenses applies to Class B and C shares in addition to Class A shares.

Response: Disclosure has been added as requested.

Reasons for the Reorganization

9.

Comment:  Add disclosure to “Reasons for the Reorganization – Objectives, Restrictions and Policies” distinguishing the investment objectives of the Acquired Funds versus the National Fund and include disclosure that the National Fund does not seek to provide current income exempt from particular state and local taxes.  Also add disclosure that shareholders of a particular Acquired Fund, who reside in the particular state of the Acquired Fund, will lose favorable tax treatment in that state.

Response: Disclosure has been added as requested.

10.

Comment:  Restate the “Total Expense Ratio Excluding Interest Expense” table in a narrative format.

Response: The “Total Expense Ratio Excluding Interest Expense” table has been restated as requested.

11.

Comment:  Add disclosure to “Reasons for the Reorganization – Costs of the Reorganization” regarding the costs of the Reorganization for each Acquired Funds.

Response: Disclosure has been added as requested.

Information about the Reorganization

12.

Comment:  Confirm in “Information about the Reorganization – Federal Income Tax Consequences” that there is no limitation on using capital loss carry-forwards as a result of the Reorganizations.

Response: As a result of the Reorganizations, the amount of each Fund’s accumulated capital loss carry-forwards (plus any net capital loss that each Acquired Fund sustains during its taxable year ending on the closing date of the Reorganizations and any net unrealized built-in loss it has on that date) that the National Fund may use to offset capital gains it recognizes after the Reorganizations may be subject to an annual limitation under Section 382 of the Internal Revenue Code. The effect of this potential limitation will depend on the amount of losses in each Acquired Fund and the National Fund at the time of the Reorganizations, as well as the amount of the post-Reorganization gains that are recognized. Disclosure regarding the use of capital loss carry-forwards following the completion of the Reorganizations has been added to “Information about the Reorganization – Federal Income Tax Consequences” and current disclosure regarding capital loss carry-forwards has been removed.

13.

Comment:  Disclose in the response letter the National Fund’s investment in obligations of the territory of Puerto Rico.

Response: As of December 31, 2013, 4.7% of the National Fund’s net assets were invested in obligations of the territory of Puerto Rico.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the SEC’s comments, or changes to disclosure in response to the SEC’s comments, do not foreclose the SEC from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert SEC comments as a defense in any proceeding initiated by the SEC or any person under federal securities laws.

No filing fee is required pursuant to Rule 429(a) under the 1933 Act and General Instruction B of Form N-14 because the Registrant has previously filed an election with a prior registration statement under Rule 24f-2 of the Investment Company Act of 1940 to register an indefinite number of shares.

It is intended that the Registration Statement shall become effective on February 28, 2014 or such date as the SEC, acting pursuant to Section 8(a), may determine.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8520 or fax (617) 672-1520.

Very truly yours,

/s/ Timothy P. Walsh

Timothy P. Walsh, Esq.

Vice President